Financial Instruments carried at Fair Value - Carrying Value of The Financial Instruments held at Fair Value (Detail: Text Values) € in Millions	Jun. 30, 2020 EUR (€)
Carrying Value of The Financial Instruments held at Fair Value
Increase in level 3 balances as a result of COVID-19 pandemic	€ 2,000